Xtrackers USD High Yield BB-B ex Financials ETF Investment Strategy - Xtrackers USD High Yield BB-B ex Financials ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the “Underlying Index”). The Underlying Index is a subset of the ICE BofA US High Yield Index (the “Parent Index”), which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.To qualify for the Underlying Index’s Parent Index, individual securities must have (i) a below investment grade rating (based on an average of ratings from Moody’s® Investors Services (“Moody’s”), Standard & Poor’s® Financial Services, LLC (“S&P”) and Fitch, Inc. (“Fitch”); (ii) at least 18 months to final maturity at the time of issuance; (iii) at least one year remaining term to final maturity as of the rebalancing date; (iv) a fixed coupon schedule (i.e., a stream of fixed payments); and (v) a minimum amount outstanding of $250 million. In addition, the “country of risk” assigned to the security by the Index Provider (defined herein) must be a member of the FX-G10, Western Europe or the territories of the US and Western Europe. The FX-G10 includes all Eurozone members, the US, Japan, the UK, Canada, Australia, New Zealand, Switzerland, Norway and Sweden. When determining the particular country of risk assigned to a security, the Index Provider bases its determination primarily on the physical location of the issuer’s operating headquarters, with certain exceptions.Original issue zero coupon bonds, 144A securities, and pay-in-kind securities are included in the Parent Index. Parent Index constituents are market capitalization weighted based on each index constituent’s face amount outstanding. The Parent Index does not include securitized debt, such as asset-backed securities.Using the Parent Index as a starting point, the Underlying Index (i) excludes financial issuers (i.e., banking, financial services, insurance and financial/commodity exchange issuers); (ii) restricts the credit ratings of its constituent securities to securities rated BB1 through B3, inclusive, based on an average of ratings from Moody’s, S&P and Fitch; and (iii) requires that its constituent securities have an option-adjusted spread of less than 10%. Option-adjusted spread is a measure of the difference between a bond’s interest rate and the risk-free rate of return (usually measured by Treasury yields), adjusted by taking into account the bond’s embedded options (the ability of a bondholder or issuer to take actions under specified circumstances, such as calling the bond). The option-adjusted spread helps investors compare a fixed-income security’s cash flows to reference rates while also valuing the bond’s embedded options against general market volatility. By considering both components, investors can evaluate whether a fixed income investment is worthwhile at a given price.Underlying Index constituents are market capitalization weighted, subject to a maximum weight of 2% for any individual issuer. Issuers that exceed this limit are reduced to 2%, and the relative weight of each bond of that issuer is reduced proportionately. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.The fund will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes in US dollar denominated high yield bonds rated Ba1 (Moody’s) / BB+ (S&P and Fitch) through B3 (Moody’s) / B- (S&P and Fitch), inclusive, based on an average of ratings from Moody’s, S&P and Fitch.As of October 31, 2025, the Underlying Index was comprised of 1,478 bonds issued by 757 different issuers with an average amount outstanding of approximately $770 million and a minimum amount outstanding of approximately $235 million, from the following countries (may reflect country of domicile): Austria, Australia, Bermuda, Cameroon, Canada, Cayman Islands, China, Finland, France, Germany, Greece, Ireland, Italy, Japan, Jersey Channel Islands, Luxembourg, Marshall Islands, Malta, the Netherlands, Norway, Panama, Peru, Singapore, Spain, the United Kingdom, the United Republic of Tanzania and the United States.As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers from the United States.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the consumer cyclical sector. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.Under normal circumstances, the Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end in order to qualify for the coming month. No changes are made to constituent holdings other than on month end rebalancing dates. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”) it may operate as or become classified as “diversified” over time.The Underlying Index is sponsored by ICE Data Indices, LLC (“ICE” or “Index Provider”), which is not affiliated with or sponsored by the fund or the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by ICE, its affiliates or its third party suppliers.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.